Oct. 03, 2022

ADVISORSHARES TRUST

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

NYSE Arca Ticker: VEGA

Supplement dated October 3, 2022 to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated November 1, 2021

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information for the AdvisorShares STAR Global Buy-Write ETF (the “Fund”). It should be read in conjunction with those documents and retained for future reference.

Effective October 1, 2022, the Fund’s aggregate investment advisory fee was reduced from 1.35% to 0.85% and its sub-advisory fee was reduced from 0.85% to 0.55%. There was no change to the Fund’s 1.85% contractual expense cap.

AdvisorShares STAR Global Buy-Write ETF
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF